INVESTMENT IN TREASURY METALS (Details Narrative) - CAD ($) shares in Millions		12 Months Ended
	Aug. 07, 2020	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Ownership percentage		100.00%
Treasury's net loss		$ 778,000
Treasury Metals Shares, share		20.0
Fair value of treasury metals shares at closing		$ 3,269,000	$ 5,592,000
Treasury Share Purchase Agreement [Member]
Statement [Line Items]
Stock fair value		$ 1,500,000
Net Smelter Returns [Member]
Statement [Line Items]
Contingent consideration payable in cash	$ 5,000,000